Acquisition of Star 26	3 Months Ended
Mar. 31, 2026
Acquisition of Star 26 [Abstract]
ACQUISITION OF STAR 26

NOTE 3 – ACQUISITION OF STAR 26

On December 15, 2024, the Company entered into a Securities Purchase Agreement and Call Option, as amended by Amendment No. 1 dated February 11, 2025, Amendment No. 2 dated May 13, 2025, and Amendment No. 3 dated June 15, 2025 with Star 26 Capital Inc. (“Star”), the shareholders of Star (“Star Equity Holders”) and Menachem Shalom, the representative of the Star Equity Holders, to acquire a controlling 51% interest in Star, an Israeli corporation engaged as a supplier of generators for “iron dome” launchers and other defense products.

On September 15, 2025, the Company entered into an Amended and Restated Securities Purchase Agreement (the “Star Agreement”) with Star, Star Equity Holders, and Menachem Shalom, pursuant to which the Company agreed to acquire 100% of the issued and outstanding equity of Star. Mr. Shalom, the Company’s Chief Executive Officer and a director, is also a controlling shareholder and director of Star.

On January 12, 2026, T3 acquired 100% interest in Star pursuant to the terms of the Star Agreement. The consideration consisted of $21,000,000, to be paid by a 12-month $16,000,000 promissory note and the balance in $5,000,000 cash, less $4,000,000 representing all amounts lent to Star from T3 since December 15, 2024, the date the original Star Agreement was signed.

In addition, Star received:

●	4,770,340 shares of common stock of T3,

●	a five-year warrant to purchase an aggregate of 12,017,648 shares of T3’s common stock for an exercise price of $1.50 per share,

●	A promissory note in the principal amount of $3,000,000 (the “Six-Month Note”), which note accrues interest at the rate of 8% per annum and matures July 12, 2026; and

●	A promissory note in the principal amount of $3,000,000 (the “Three-Month Note”), which note matures April 12, 2026.

The shares, warrants, the Six-Month Note and the Three-Month Note were assigned by Star to the Star Equity Holders pro-ratably.

The transaction was approved by the Company’s shareholders on December 16, 2025 and was completed on January 12, 2026, at which time Star became a wholly owned subsidiary of the Company.

On March 31, 2026, the Company agreed on the termination of its obligation to pay $16,000,000 to its wholly-owned subsidiary Star. Pursuant to the Cancellation Agreement (the “Cancellation Agreement”), while all terms and provisions of the Purchase Agreement remain in full force and effect, and the Company’s ownership of Star, including all assets, operations, and subsidiaries, is unaffected, the Company eliminated $16,000,000 of indebtedness, effective immediately, at no cost, no dilution, and with no offsetting obligation to the Company or its shareholders.

The acquisition has been accounted for as a business combination under ASC 805, Business Combinations. The Company determined that Star constitutes a business as defined under ASC 805 as the acquired set includes inputs, processes, and the ability to generate outputs.

The Company, with the assistance of a third-party specialist, calculated the total consideration at $69,433. The fair value of the share issued was determined at $18,151 based on the share price of Company’s common stock as the date of the closing. The Fair value of the promissory notes issued was determined at $5,636.

The fair value of the Common Warrant was calculated using the Black Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

January 12, 2026
Expected volatility (%)	264%
Risk-free interest rate (%)	3.66%
Expected dividend yield	0.0%
Expected term (years)	5
Conversion price (U.S. dollars)	1.5
Underlying share price (U.S. dollars)	3.81
Fair value (U.S. dollars in thousands)	45,645

The table below summarizes the fair value of assets acquired and liabilities assumed following the adjustments mentioned above as of the acquisition date:

January 12, 2026
U.S. Dollars (in thousands)

Working capital	(6,683)
Long terms assets	4,805
Intangible assets	333
Intangible assets of available for sale, net	697
Goodwill	72,255
Other comprehensive income	139
Non-controlling interest	(734)
Long term liabilities	(1,379)
Net assets acquired	69,433

As of March 31, 2026, the Company, with the assistance of a third-party valuation specialist, completed the initial allocation of the purchase price to the identifiable assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. The aggregate fair value of consideration transferred was approximately $69.4 million.

The allocation of the purchase price was as follows (in thousands):

January 12, 2026
January 1, 2026

Net tangible assets acquired	(3,702)
Customer relationships (2-year useful life)	31
Distributor relations (3-year useful life)	16
Order backlog (2-year useful life)	190
Intangible assets of available for sale	905
Deferred tax liabilities	(54)
Deferred tax liabilities of available for sale	(208)
Goodwill	72,255
69,433

Customer relationships, distributor relations and order backlog were valued using the multi-period excess earnings method. Developed technology was valued using the relief-from-royalty method. The identified intangible assets are being amortized on a straight-line basis over their estimated useful lives.

Deferred tax liabilities were recognized primarily in respect of the fair value adjustments to identifiable intangible assets.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired and is primarily attributable to expected synergies, future growth opportunities, assembled workforce and other intangible benefits that do not qualify for separate recognition. The goodwill recognized is not expected to be deductible for income tax purposes.